Acquisition of Bao Li Gaming Promotion Limited (Tables) - Bao Li Gaming [Member]	12 Months Ended
Dec. 31, 2015
Schedule Of Incentive Shares and Additional Incentive Shares Issued
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Bao Li Purchase Agreement) shall be released and issued to the Bao Li Seller as follows:

	Rolling Chip
	Turnover Target
	For Base	Base Earnout	Base	Incremental
	Earnout	Cash	Earnout	Earnout
Year	Payments	Payments	Shares	Payment
2013	$2,500,000,000	$13,000,000	625,000		*
2014	$2,500,000,000	$13,000,000	625,000		*
2015	$2,500,000,000	$13,000,000	625,000		*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Schedule of Purchase Price Allocation
As of September 12, 2012, the total estimated purchase price of $48,007,120 consisting of $15,146,026 in cash, and estimated contingent consideration of $32,861,094 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Gaming License Deposit	$12,520
Cash and Incentive Receivables	146,026
Bad Debt Guarantee	122,381
Non-Compete agreement	723,484
Profit interest agreement	45,016,159
Goodwill	1,986,550

Total Estimated Purchase Price	$48,007,120

Schedule of Earnout Cash and Earnout Ordinary Shares Earned and Issued [Table Text Block]
Bao Li achieved the rolling chip target for 2013, 2014 and 2015, and Earnout cash and Earnout Ordinary Shares earned and issued are as follows:

				Incremental
	Base Earnout	Base Earnout	Incremental Earnout	Earnout
Year	Cash Payments	Shares Issued	Cash Payments	Shares Issued
2013	$13,000,000	625,000	$13,000,000	625,000
2014	$13,000,000	625,000	$8,320,000	400,000
*2015	$13,000,000	625,000	$520,000	25,000

*It is anticipated that the cash payment and shares issuance for the 2015 earnout will be made in the second quarter of 2016.

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations
 The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of January 1, 2014	$33,027,050
Payment	(13,000,000)
Ordinary Shares Issued	(3,837,500)
Change in Fair Value of Contingent Consideration	26,177,337
Foreign Currency Translation Adjustment	(75,256)
Contingent Consideration as of December 31, 2014	$42,291,631
Payment	(21,320,000)
Ordinary Shares Issued	(1,342,750)
Change in Fair Value of Contingent Consideration	(5,407,770)
Foreign Currency Translation Adjustment	7,389
Contingent Consideration Payable as of December 31, 2015	$14,228,500